Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2017		2018		2018
	(In millions)
Bills payable	Rs.	166,670.9	Rs.	82,217.8	US$	1,262.8
Remittances in transit		73,262.4		35,308.9		542.3
Accrued expenses		33,715.2		52,643.5		808.5
Accounts payable		47,871.4		106,510.1		1,635.8
Derivatives (refer to note 24)		145,060.5		56,124.7		862.0
Others		43,502.2		58,636.6		900.6

Total	Rs.	510,082.6	Rs.	391,441.6	US$	6,012.0